UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):    [X] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 20, 2007
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 3,431,800


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.              COM              00163T109  120330 2011867  SH          Sole              972287         1039580
                                                              1093   18270  SH          Defined        1   18270
Acadia Realty Trust             COM              004239109     851   31379  SH          Sole               31379
                                                               613   22600  SH          Defined        1   22600
Alexander's Inc                 COM              014752109    1279    3319  SH          Sole                3319
                                                               906    2350  SH          Defined        1    2350
Alexandria Real Estate Equitie  COM              015271109   39340  408690  SH          Sole              187108          221582
                                                               588    6110  SH          Defined        1    6110
Archstone-Smith Trust           COM              039583109    1149   19100  SH          Sole               19100
                                                               654   10870  SH          Defined        1   10870
AvalonBay Communities, Inc.     COM              053484101  275153 2330622  SH          Sole             1232237         1098385
                                                              1983   16800  SH          Defined        1   16800
BRE Properties, Inc.            COM              05564E106  159485 2851502  SH          Sole             1477387         1374115
                                                              1287   23010  SH          Defined        1   23010
Biomed Realty Trust             COM              09063H107     825   34249  SH          Sole               33577             672
                                                               142    5900  SH          Defined        1    5900
Boston Properties, Inc.         COM              101121101  112745 1085132  SH          Sole              495188          589944
                                                              1382   13300  SH          Defined        1   13300
Brandywine Realty Trust         COM              105368203     282   11168  SH          Sole               11168
                                                               211    8341  SH          Defined        1    8341
Brookfield Properties Corp.     COM              112900105  101266 4066882  SH          Sole             2074097         1992785
                                                               609   24475  SH          Defined        1   24475
Camden Property Trust           COM              133131102   57482  894664  SH          Sole              409406          485258
                                                               500    7780  SH          Defined        1    7780
Corporate Office Properties     COM              22002T108   84733 2035382  SH          Sole             1049000          986382
                                                               420   10100  SH          Defined        1   10100
Developers Diversified Realty   COM              251591103     254    4560  SH          Sole                4560
                                                               162    2900  SH          Defined        1    2900
DiamondRock Hospitality         COM              252784301  100381 5765751  SH          Sole             2919907         2845844
Dividend Capital Trust, Inc     COM              233153105      20    1856  SH          Sole                1856
Douglas Emmett Inc.             COM              25960P109   12334  498746  SH          Sole              256846          241900
                                                               890   36000  SH          Defined        1   36000
Equity Lifestyle Properties     COM              29472R108   13777  265970  SH          Sole              122600          143370
Equity Residential              COM              29476L107  103226 2436883  SH          Sole             1220481         1216402
                                                              1248   29470  SH          Defined        1   29470
Essex Property Trust, Inc.      COM              297178105  105168  894518  SH          Sole              461588          432930
                                                              1018    8660  SH          Defined        1    8660
Federal Realty Investment Trus  COM              313747206   93810 1058809  SH          Sole              493952          564857
                                                               969   10940  SH          Defined        1   10940
Forest City Enterprises - Clas  COM              345550107    4810   87200  SH          Sole               37400           49800
                                                                77    1400  SH          Defined        1    1400
General Growth Properties       COM              370021107  213328 3978520  SH          Sole             2051148         1927372
                                                              2119   39510  SH          Defined        1   39510
Highwoods Properties, Inc.      COM              431284108     229    6235  SH          Sole                6235
                                                               172    4700  SH          Defined        1    4700
Hilton Hotels Corp Com          COM              432848109   87220 1876102  SH          Sole              884682          991420
Host Hotels & Resorts, Inc.     COM              44107P104  141574 6309026  SH          Sole             3163283         3145743
Kilroy Realty                   COM              49427F108   97799 1613055  SH          Sole              837062          775993
                                                               806   13290  SH          Defined        1   13290
Kimco Realty Corp.              COM              49446R109     242    5361  SH          Sole                5361
                                                               160    3540  SH          Defined        1    3540
Liberty Property Trust          COM              531172104     151    3757  SH          Sole                3757
                                                               120    2990  SH          Defined        1    2990
Mack-Cali Realty Corporation    COM              554489104     252    6118  SH          Sole                6118
                                                               160    3890  SH          Defined        1    3890
Maguire Properties Inc.         COM              559775101   62751 2429370  SH          Sole             1108706         1320664
                                                               325   12600  SH          Defined        1   12600
Marriott International-CL A     COM              571903202    4014   92340  SH          Sole               92340
Pennsylvania Real Estate        COM              709102107      32     814  SH          Sole                 814
Post Properties, Inc.           COM              737464107     353    9140  SH          Sole                9140
                                                               240    6200  SH          Defined        1    6200
ProLogis                        COM              743410102  157269 2370283  SH          Sole             1075896         1294387
                                                              1943   29280  SH          Defined        1   29280
Public Storage                  COM              74460D109   30091  382600  SH          Sole              173200          209400
Regency Centers Corp            COM              758849103    2111   27500  SH          Sole               27108             392
                                                               731    9530  SH          Defined        1    9530
SL Green Realty Corp            COM              78440X101  176384 1510524  SH          Sole              813209          697315
                                                              1348   11540  SH          Defined        1   11540
Saul Centers, Inc.              COM              804395101     273    5300  SH          Sole                5300
                                                               237    4600  SH          Defined        1    4600
Simon Property Group, Inc.      COM              828806109  230403 2304031  SH          Sole             1047816         1256215
                                                              2339   23390  SH          Defined        1   23390
Starwood Hotels & Resorts Worl  COM              85590A401  196543 3235276  SH          Sole             1721542         1513734
Taubman Centers, Inc.           COM              876664103  114574 2092682  SH          Sole             1117946          974736
                                                              1139   20800  SH          Defined        1   20800
The Macerich Company            COM              554382101  196314 2241537  SH          Sole             1195744         1045793
                                                              1637   18690  SH          Defined        1   18690
Vornado Realty Trust            COM              929042109  300321 2746418  SH          Sole             1441028         1305390
                                                              2642   24160  SH          Defined        1   24160
REPORT SUMMARY                               79DATA RECORDS3431800